Other income by function (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income By Function
Sales of Property, plant and equipment (1)	$ 29,796,171	$ 853,594	$ 923,035
Leases	397,922	357,838	693,976
Sale of glass and waste	1,542,280	1,126,636	1,400,115
Insurance claims recovery e Indemnities	1,241,536	165,979	183,505
Others (2)	7,233,601	1,915,742	2,084,035
Total	$ 40,211,510	$ 4,419,789	$ 5,284,666